Intangible assets and goodwill (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets and goodwill.
Reconciliation of changes in intangible assets and goodwill, including gross, amortization, and net amounts

	Computer							Intangible
	software and	Intellectual	Agent / Supplier/	Customer	Non compete			under
	Websites	property rights	relationship	relationship	agreement	Trademarks	Goodwill	development	Total
Gross block
At March 31, 2017	1,085,246	56,020	222,169	—	3,200	271,329	653,666	166,627	2,458,257
Acquisitions through business combinations (refer to Note 43)	898	—	—	134,682	16,861	—	307,520	—	459,961
Additions	532,290	—	—	—	—	—	—	475,119	1,007,409
Disposals/adjustment	—	—	—	—	—	—	—	(529,618)	(529,618)
Effects of movements in foreign exchange rates	(462)	278	—	—	—	—	—	—	(184)
At March 31, 2018	1,617,972	56,298	222,169	134,682	20,061	271,329	961,186	112,128	3,395,825
Acquisitions through business combinations (refer to Note 43)	683	—	—	5,654	2,110	—	53,913	—	62,360
Additions	433,075	—	—	—	—	—	—	399,270	832,345
Disposals/adjustment	—	—	—	—	—	—	—	(425,542)	(425,542)
Effects of movements in foreign exchange rates	67	2,911	—	—	—	—	—	—	2,978
At March 31, 2019	2,051,797	59,209	222,169	140,336	22,171	271,329	1,015,099	85,856	3,867,966

At March 31, 2017	596,207	49,768	132,410	—	3,200	67,569	—	—	849,154
Charge for the year	279,564	1,401	17,097	5,986	3,066	13,936	—	—	321,050
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	79	277	—	—	—	2	—	—	358
At March 31, 2018	875,850	51,446	149,507	5,986	6,266	81,507	—	—	1,170,562
Charge for the year	411,648	1,400	17,097	9,214	4,669	13,937	—	—	457,965
Disposals	—	—	—	—	—	—	—	—	—
Effects of movements in foreign exchange rates	46	2,911	—	—	—	—	—	—	2,958
At March 31, 2019	1,287,544	55,757	166,604	15,200	10,935	95,444	—	—	1,631,485
Net block
At March 31, 2018	742,122	4,852	72,662	—	13,795	189,822	961,186	112,128	2,225,263
At March 31, 2019	764,253	3,452	55,565	125,135	11,237	175,885	1,015,099	85,856	2,236,481

Schedule of carrying amount of goodwill

	March 31,
	2018	2019
TSI Yatra Private Limited	103,670	103,670
Yatra TG Stays Private Limited & Yatra Hotel Solutions Private Limited	549,996	549,996
Air Travel Bureau Private Limited (formerly known as Air Travel Bureau Limited) (refer to Note 43)	307,520	307,520
Travel.Co.In Limited (refer to Note 43)	—	53,913
Total	961,186	1,015,099

Summary of key assumptions used in calculations of value in use for CGUs

	March 31,
	2018	2019
Discount rate	18%	18%
Terminal Value growth rate	5%	5%
EBITDA margin over next 5 years	10.7% - 56.4%	8.7% - 46.7%